Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	kr 74	kr 51
Sum of amounts falling below nominal	kr (640)	kr (652)